Vessel Revenues	6 Months Ended
Jun. 30, 2023
Vessel Revenues [Abstract]
Vessel Revenues
12.	Vessel Revenues:

The following table includes the voyage revenues earned by the Company by type of contract (time charters, voyage charters and pool agreements) in each of the six-month periods ended June 30, 2022, and June 30, 2023, as presented in the accompanying unaudited interim condensed consolidated statements of comprehensive income:

	Six months ended June 30,	Six months ended June 30,
	2022	2023
Time charter revenues	4,836,315	5,519,288
Voyage charter revenues	29,592,279	389,119
Pool revenues	8,180,973	50,104,276
Total Vessel Revenues	$42,609,567	$56,012,683

As of December 31, 2022, and June 30, 2023, ‘Trade accounts receivable, net’, related to voyage charters, amounted to $2,462,714 and $137,798, respectively. This decrease by $2,324,916 in ‘Trade accounts receivable, net’ was mainly attributable to the timing of collections and the employment in pools of our tanker fleet, except from one tanker vessel that operated under period time charter.

The Company did not have deferred assets or contract liabilities related to voyage charters as of December 31, 2022 and June 30, 2023.